Annual Total Returns - Class A	Jun. 30, 2022
Prospectus #1 | Delaware Ivy Accumulative Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	12.06%
2013	33.48%
2014	13.71%
2015	3.45%
2016	3.19%
2017	15.04%
2018	(3.05%)
2019	31.10%
2020	44.46%
2021	11.50%
Prospectus #2 | Delaware Ivy Wilshire Global Allocation Fund
Bar Chart Table:
2012	18.91%
2013	25.25%
2014	(5.27%)
2015	(8.22%)
2016	(2.70%)
2017	15.92%
2018	(7.58%)
2019	18.16%
2020	10.88%
2021	11.26%